LEASE OBLIGATIONS, Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Lease Obligations [Abstract]
Beginning balance	$ 202,798	$ 509,360
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671	29,958
Payments	(374,366)	(336,520)
Ending balance	212,903	202,798	$ 509,360
Lease liabilities recorded	202,798	202,798	509,360		$ 212,903	$ 509,360
Multiple 36-month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Beginning balance			412,525
Ending balance				$ 412,525
Vehicle lease, agreement term				36 months
Lease liabilities recorded			412,525	$ 412,525			$ 412,525
24-36 month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Beginning balance		349,286
Ending balance			349,286
Lease liabilities recorded		$ 349,286	$ 349,286			$ 349,286
12-48 months vehicle lease agreements [Member]
Lease Obligations [Abstract]
Ending balance	353,687
Incremental borrowing rate					11.31%
Lease liabilities recorded	$ 353,687				$ 353,687
Bottom of Range [Member] | Multiple 36-month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Incremental borrowing rate							9.48%
Bottom of Range [Member] | 24-36 month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term			24 months
Incremental borrowing rate						6.88%
Bottom of Range [Member] | 12-48 months vehicle lease agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term	12 months
Top of Range [Member] | Multiple 36-month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Incremental borrowing rate							9.72%
Top of Range [Member] | 24-36 month vehicle lease agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term			36 months
Incremental borrowing rate						9.75%
Top of Range [Member] | 12-48 months vehicle lease agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term	48 months